UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22255

EGA Emerging Global Shares Trust

(Exact name of registrant as specified in charter)

155 West 19th Street, Floor 3
New York, NY 10011

(Address of principal executive offices) (Zip code)

Robert C. Holderith

155 West 19th Street, Floor 3
New York, NY 10011

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-201-389-6872

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

EGShares Beyond BRICs ETF

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 101.1%
Bangladesh - 0.7%
GrameenPhone, Ltd.	433,800	$2,014,658
Chile - 3.4%
Banco de Chile	9,679,738	1,121,660
Banco Santander Chile	23,850,171	1,192,017
Empresa Nacional de Electricidad SA	1,292,138	1,962,108
Empresas Copec SA	144,270	1,628,229
Enersis SA	7,935,450	2,599,077
S.A.C.I. Falabella	182,411	1,223,808

Total Chile		9,726,899
Colombia - 0.6%
Ecopetrol SA	2,065,318	1,807,642
Czech Republic - 0.6%
CEZ AS	61,046	1,575,192
Indonesia - 8.6%
PT Astra International Tbk	8,188,716	4,909,263
PT Bank Central Asia Tbk	4,985,190	5,283,054
PT Bank Mandiri Persero Tbk	3,811,456	3,315,982
PT Bank Rakyat Indonesia Persero Tbk	4,422,623	4,160,158
PT Perusahaan Gas Negara Persero Tbk	4,145,875	2,008,498
PT Telekomunikasi Indonesia Persero Tbk	22,025,276	5,095,068

Total Indonesia		24,772,023
Malaysia - 13.6%
Axiata Group Bhd	1,714,200	3,456,345
CIMB Group Holdings Bhd	2,137,000	3,398,175
DiGi.Com Bhd	1,528,900	2,697,930
Genting Bhd	910,500	2,309,777
IHH Healthcare Bhd	1,029,700	1,419,464
IOI Corp. Bhd	1,506,800	2,068,537
Malayan Banking Bhd	2,008,200	5,266,751
Maxis Bhd	1,078,800	2,113,479
Petronas Chemicals Group Bhd	1,179,300	1,838,177
Petronas Gas Bhd	321,100	2,035,057
Public Bank Bhd	1,231,520	6,445,536
Sime Darby Bhd	1,371,000	3,603,458
Tenaga Nasional Bhd	636,700	2,512,930

Total Malaysia		39,165,616
Mexico - 14.8%
Alfa, SAB de CV Class A*	881,302	1,969,510
America Movil SAB de CV Series L	8,493,441	9,450,122
Arca Continental SAB de CV*	94,012	595,335
Cemex SAB de CV Series CPO*	3,705,181	3,780,656
Fomento Economico Mexicano SAB de CV Series UBD ADR*	677,881	6,019,170
Grupo Bimbo SAB de CV Series A*	663,052	1,830,846
Grupo Financiero Banorte SAB de CV Class O	716,312	3,946,100
Grupo Financiero Inbursa SAB de CV Class O	716,994	1,852,347
Grupo Mexico SAB de CV Series B	1,222,840	3,552,435
Grupo Televisa SAB Series CPO*	824,607	5,627,451
Wal-Mart de Mexico SAB de CV Series V	1,783,072	3,837,178

Total Mexico		42,461,150
Nigeria - 6.0%
Guaranty Trust Bank PLC	62,000,580	8,531,009
Zenith Bank PLC	87,922,363	8,845,086

Total Nigeria		17,376,095
Oman - 0.8%
Oman Telecommunications Co. SAOG	527,037	2,320,332
Philippines - 1.7%
Philippine Long Distance Telephone Co.	33,955	2,205,851
SM Investments Corp.	144,123	2,625,837

Total Philippines		4,831,688
Poland - 4.3%
Bank Pekao SA	50,590	2,545,167
Bank Zachodni WBK SA	12,005	1,267,420
PGE SA	330,461	1,757,435
Powszechna Kasa Oszczednosci Bank Polski SA	379,964	3,825,313
Powszechny Zaklad Ubezpieczen SA	22,162	3,032,301

Total Poland		12,427,636
Qatar - 15.6%
Barwa Real Estate Co.	324,514	3,734,092
Gulf International Services QSC	204,087	5,442,170
Industries Qatar QSC	177,528	8,190,562
Masraf Al Rayan	702,184	8,523,359
Ooredoo QSC	264,876	9,012,629
Qatar Gas Transport Co. (Nakilat)	465,345	2,952,056
Vodafone Qatar	1,553,539	7,018,198

Total Qatar		44,873,066
South Africa - 16.1%
Anglo American Platinum, Ltd.*	22,466	662,440
Aspen Pharmacare Holdings, Ltd.*	81,742	2,868,698
Barclays Africa Group, Ltd.	113,509	1,785,728
FirstRand, Ltd.	816,319	3,568,341
Kumba Iron Ore, Ltd.	20,577	426,703
MTN Group, Ltd.	410,370	7,853,919
Naspers, Ltd. N Shares	70,504	9,233,670
Remgro, Ltd.	131,233	2,881,199
Sanlam, Ltd.	475,314	2,876,022
Sasol, Ltd.	148,056	5,516,034
Standard Bank Group, Ltd.	324,133	4,020,020
Steinhoff International Holdings, Ltd.	669,022	3,435,108
Vodacom Group, Ltd.	114,689	1,273,215

Total South Africa		46,401,097
Thailand - 6.6%
Advanced Info Service PCL NVDR	485,400	3,703,204
Bangkok Bank PCL NVDR	158,720	935,917
CP ALL PCL NVDR	1,688,700	2,181,451
Kasikornbank PCL NVDR	468,200	3,258,900
PTT Exploration & Production PCL NVDR	548,400	1,866,893
PTT PCL NVDR	366,100	3,605,362
Siam Commercial Bank PCL NVDR	633,700	3,505,574

Total Thailand		19,057,301
Turkey - 3.9%
Akbank TAS	665,491	2,465,256
KOC Holding AS	248,952	1,320,503
Turk Telekomunikasyon AS	206,447	642,014
Turkcell Iletisim Hizmetleri AS*	308,918	1,889,649
Turkiye Garanti Bankasi AS	857,440	3,455,068
Turkiye Is Bankasi Class C	518,904	1,496,059

Total Turkey		11,268,549
United Arab Emirates - 2.5%
Abu Dhabi Commercial Bank PJSC	642,262	1,229,268
DP World, Ltd.	64,895	1,362,795
Emaar Properties PJSC	1,389,095	2,745,666
First Gulf Bank PJSC	367,184	1,699,463

Total United Arab Emirates		7,037,192
Vietnam - 1.3%
HAGL JSC*	1,182,595	1,221,992
PetroVietnam Technical Service Corp.	826,012	1,038,912
Vietnam Joint Stock Commercial Bank For Industry and Trade	2,109,440	1,361,088

Total Vietnam		3,621,992

See Notes to Schedules of Investments.

Schedule of Investments (continued)

EGShares Beyond BRICs ETF

December 31, 2014 (Unaudited)

Investments	Shares	Value

TOTAL INVESTMENTS IN SECURITIES - 101.1%
(Cost: $315,313,726)		$290,738,128

Liabilities in Excess of Other Assets - (1.1)%		(3,147,880)
Net Assets- 100.0%		$287,590,248

*	Non-income producing security

ADR	American Depositary Receipts

NVDR	Non-Voting Depositary Receipts

PJSC	Private Joint Stock Company

See Notes to Schedules of Investments.

Schedule of Investments (concluded)

EGShares Beyond BRICs ETF

December 31, 2014 (Unaudited)

		% of
Summary by Industry	Value	Net Assets
Basic Materials	$6,479,755	2.3%
Consumer Goods	20,080,251	7.0
Consumer Services	27,039,172	9.4
Financials	110,687,897	38.5
Health Care	4,288,162	1.5
Industrials	24,740,236	8.6
Oil & Gas	24,260,802	8.4
Telecommunications	60,746,613	21.1
Utilities	12,415,240	4.3
Total Investments	290,738,128	101.1
Liabilities in Excess of Other Assets	(3,147,880)	(1.1)
Net Assets	$287,590,248	100.0%

See Notes to Schedules of Investments.

Schedule of Investments

EGShares Blue Chip ETF

December 31, 2014 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 100.6%
Australia - 3.7%
Fortescue Metals Group, Ltd.	120,150	$269,410
Belgium - 3.4%
Anheuser-Busch InBev NV	2,161	245,436
Canada - 3.4%
Finning International, Inc.	11,312	246,408
France - 3.3%
Casino Guichard Perrachon SA	2,605	241,016
Italy - 3.3%
Pirelli & C. SpA	17,500	237,382
Jersey - 3.5%
Randgold Resources, Ltd.	3,660	249,960
Luxembourg - 6.3%
Millicom International Cellular SA	3,172	236,028
Tenaris SA	14,615	220,354

Total Luxembourg		456,382
Netherlands - 6.9%
Akzo Nobel NV	3,700	258,110
NXP Semiconductors NV*	3,150	240,660

Total Netherlands		498,770
Norway - 3.2%
Telenor ASA	11,538	233,144
Portugal - 3.1%
Jeronimo Martins SGPS SA	22,280	224,711
Singapore - 3.5%
Avago Technologies, Ltd.	2,550	256,505
South Africa - 3.4%
Mondi PLC	15,000	245,582
South Korea - 3.1%
LG Chem, Ltd.*	1,350	222,308
Switzerland - 6.5%
Givaudan SA*	132	238,188
Swatch Group AG (The)	516	230,672

Total Switzerland		468,860
Taiwan - 10.4%
Catcher Technology Co., Ltd.	31,700	247,264
Delta Electronics, Inc.	41,000	244,557
Largan Precision Co., Ltd.	3,500	265,252

Total Taiwan		757,073
United Kingdom - 6.5%
Noble Corp. PLC	13,360	221,375
Old Mutual PLC	84,694	251,573

Total United Kingdom		472,948
United States - 27.1%
Kansas City Southern	2,193	267,612
Las Vegas Sands Corp.	4,249	247,122
Mead Johnson Nutrition Co.	2,396	240,894
QUALCOMM, Inc.	3,367	250,269
Skyworks Solutions, Inc.	3,368	244,887
Southern Copper Corp.	8,293	233,863
Visteon Corp.*	2,350	251,121
Yum! Brands, Inc.	3,189	232,318

Total United States		1,968,086
TOTAL INVESTMENTS IN SECURITIES - 100.6%
(Cost: $8,008,323)		7,293,981

Liabilities in Excess of Other Assets - (0.6)%		(44,719)
Net Assets- 100.0%		$7,249,262

*	Non-income producing security

See Notes to Schedules of Investments.

blank

Schedule of Investments (concluded)

EGShares Blue Chip ETF

December 31, 2014 (Unaudited)

Summary by Sector	Value	% of Net Assets
Consumer Discretionary	$1,198,615	16.5%
Consumer Staples	952,057	13.1
Energy	441,729	6.1
Financials	251,573	3.5
Industrials	514,020	7.1
Information Technology	1,749,394	24.1
Materials	1,717,421	23.7
Telecommunication Services	469,172	6.5
Total Investments	7,293,981	100.6
Liabilities in Excess of Other Assets	(44,719)	(0.6)
Net Assets	$7,249,262	100.0%

See Notes to Schedules of Investments.

Schedule of Investments

EGShares Brazil Infrastructure ETF

December 31, 2014 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 106.8%
Basic Materials - 18.9%
Companhia Siderurgica Nacional SA	452,515	$949,904
Gerdau SA Preference Shares	275,459	992,738
Metalurgica Gerdau SA Preference Shares	183,859	781,584
Usinas Siderurgicas de Minas Gerais SA Preference Shares Class A*	270,158	513,241

Total Basic Materials		3,237,467
Health Care - 1.7%
Fleury SA	48,286	295,725
Industrials - 15.2%
All America Latina Logistica SA	295,143	561,818
Arteris SA	38,927	181,587
CCR SA	153,721	891,145
EcoRodovias Infraestrutura e Logistica SA	126,625	507,796
JSL SA	47,892	229,713
Prumo Logistica SA*	401,985	65,026
Santos Brasil Participacoes SA	29,094	153,230

Total Industrials		2,590,315
Telecommunications - 14.3%
Oi SA Preference Shares*	205,524	665,699
Telefonica Brasil SA Preference Shares	49,517	872,723
Tim Participacoes SA	206,084	913,276

Total Telecommunications		2,451,698
Utilities - 56.7%
AES Tiete SA Preference Shares	61,347	418,181
Centrais Eletricas Brasileiras SA Preference Shares Class B	134,962	415,314
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	22,578	352,489
Cia Paranaense de Energia Preference Shares Class B	61,845	835,240
Companhia de Saneamento Basico do Estado de Sao Paulo	134,243	859,030
Companhia de Saneamento de Minas Gerais	36,856	349,121
Companhia Energetica de Minas Gerais Preference Shares	174,263	861,416
Companhia Energetica de Sao Paulo Preference Shares Class B	85,680	864,149
CPFL Energia SA	126,819	882,132
EDP - Energias do Brasil SA	159,296	537,539
Equatorial Energia SA	78,301	815,942
Light SA	43,683	279,695
Tractebel Energia SA	70,976	903,287
Transmissora Alianca de Energia Eletrica SA	58,819	416,880
Ultrapar Participacoes SA	46,928	908,301

Total Utilities		9,698,716

TOTAL INVESTMENTS IN SECURITIES - 106.8%
(Cost: $22,731,812)		18,273,921

Liabilities in Excess of Other Assets - (6.8)%		(1,159,660)

Net Assets - 100.0%		$17,114,261

*	Non-income producing security.

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Consumer ETF

December 31, 2014 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 100.8%
Brazil - 14.5%
AMBEV SA ADR	13,525,381	$84,127,870
BRF SA ADR	2,424,896	56,621,322
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	755,703	27,832,541

Total Brazil		168,581,733
Chile - 6.6%
Cencosud SA	7,847,998	19,582,168
Latam Airlines Group SA ADR*	2,090,805	25,047,844
S.A.C.I. Falabella	4,802,085	32,217,531

Total Chile		76,847,543
China - 18.1%
Belle International Holdings, Ltd.	23,632,454	26,573,693
China Mengniu Dairy Co., Ltd.	6,843,955	28,241,237
Ctrip.com International, Ltd. ADR*	659,223	29,994,646
Dongfeng Motor Group Co., Ltd. Class H	15,647,398	22,154,965
Hengan International Group Co., Ltd.	3,326,012	34,761,894
Vipshop Holdings, Ltd. ADR*	1,403,972	27,433,613
Want Want China Holdings, Ltd.	30,750,089	40,525,079

Total China		209,685,127
Colombia - 1.7%
Grupo Nutresa SA	1,621,250	19,510,941
India - 6.9%
Hindustan Unilever, Ltd.	3,075,673	37,036,224
ITC, Ltd.	7,439,256	43,452,869

Total India		80,489,093
Indonesia - 4.1%
PT Astra International Tbk	79,033,961	47,382,088
Malaysia - 6.2%
Genting Bhd	11,390,462	28,895,581
Genting Malaysia Bhd	17,918,835	20,857,903
IOI Corp. Bhd	15,770,202	21,649,355

Total Malaysia		71,402,839
Mexico - 15.9%
Fomento Economico Mexicano SAB de CV Series UBD*	7,193,500	63,873,897
Grupo Bimbo SAB de CV Series A*	6,893,004	19,033,244
Grupo Televisa SAB Series CPO*	8,079,729	55,139,330
Wal-Mart de Mexico SAB de CV Series V	21,545,619	46,366,257

Total Mexico		184,412,728
Russia - 4.1%
Magnit PJSC GDR	1,048,815	47,616,201
South Africa - 20.2%
Naspers, Ltd. N Shares	974,209	127,588,853
Shoprite Holdings, Ltd.	1,999,910	29,083,942
Steinhoff International Holdings, Ltd.	8,811,304	45,241,833
Tiger Brands, Ltd.	1,008,339	32,080,324

Total South Africa		233,994,952
Thailand - 2.5%
CP ALL PCL	22,141,983	28,602,866
TOTAL INVESTMENTS IN SECURITIES - 100.8%
(Cost: $1,190,690,373)		1,168,526,111
Liabilities in Excess of Other Assets - (0.8)%		(9,282,006)
Net Assets- 100.0%		$1,159,244,105

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
PJSC	Private Joint Stock Company

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)

EGShares Emerging Markets Consumer ETF

December 31, 2014 (Unaudited)

		% of
Summary by Industry	Value	Net Assets
Consumer Goods	$622,266,835	53.7%
Consumer Services	546,259,276	47.1
Total Investments	1,168,526,111	100.8
Liabilities in Excess of Other Assets	(9,282,006)	(0.8)
Net Assets	$1,159,244,105	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Core ETF

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 101.5%
Brazil - 10.4%
AMBEV SA ADR	8,180	$50,880
Banco Bradesco SA Preference Shares ADR	3,907	52,236
BRF SA ADR	2,455	57,324
Cia Energética de Minas Gerais ADR	6,860	34,094
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	1,124	41,397
Embraer SA ADR	1,088	40,104
Itau Unibanco Holding SA Preference Shares ADR	3,525	45,860
Petroleo Brasileiro SA ADR	6,122	44,691
Vale SA ADR	6,368	52,090

Total Brazil		418,676
Chile - 4.8%
Empresa Nacional de Electricidad SA ADR	1,046	46,798
Enersis SA ADR	2,944	47,192
Latam Airlines Group SA ADR*	4,260	51,035
S.A.C.I. Falabella	7,332	49,191

Total Chile		194,216
China - 16.8%
AAC Technologies Holdings, Inc.	3,504	18,774
Baidu, Inc. ADR*	117	26,673
Bank of China, Ltd. Class H	47,812	26,943
Belle International Holdings, Ltd.	13,000	14,618
China Construction Bank Corp. Class H	26,980	22,162
China Everbright International, Ltd.	9,142	13,604
China Life Insurance Co., Ltd. Class H ADR	460	27,007
China Merchants Holdings International Co., Ltd.	6,335	21,321
China Mobile, Ltd. ADR	378	22,234
China Overseas Land & Investment, Ltd.	7,706	22,905
China Pacific Insurance Group Co., Ltd. Class H	3,790	19,256
China Resources Land, Ltd.	8,604	22,689
China Unicom Hong Kong, Ltd. ADR	1,148	15,441
CITIC, Ltd.	9,000	15,343
CNOOC, Ltd.	8,140	10,958
COSCO Pacific, Ltd.	14,068	19,991
Country Garden Holdings Co., Ltd.	27,141	10,850
Ctrip.com International, Ltd. ADR*	336	15,288
Digital China Holdings, Ltd.	10,934	10,138
Dongfeng Motor Group Co., Ltd. Class H	15,862	22,459
GCL-Poly Energy Holdings, Ltd.*	48,174	11,182
Haier Electronics Group Co., Ltd.	6,035	14,366
Hanergy Thin Film Power Group Ltd.*	48,271	17,491
Hengan International Group Co., Ltd.	1,552	16,221
Industrial and Commercial Bank of China, Ltd. Class H	31,078	22,683
Lenovo Group, Ltd.	13,030	17,138
Mindray Medical International, Ltd. ADR	566	14,942
NetEase, Inc. ADR	173	17,151
New Oriental Education & Technology Group, Inc. ADR*	743	15,165
PICC Property & Casualty Co., Ltd. Class H	3,626	7,051
Ping An Insurance Group Co. of China, Ltd. Class H	2,620	26,724
Semiconductor Manufacturing International Corp.*	241,820	22,140
Shunfeng International Clean Energy Ltd.*	14,000	9,911
Sihuan Pharmaceutical Holdings Group, Ltd.	14,000	9,370
Sinopharm Group Co. Class H	6,192	21,918
Tencent Holdings, Ltd.	825	11,968
Want Want China Holdings, Ltd.	20,000	26,358
ZTE Corp. Class H	7,210	15,657

Total China		676,090
Colombia - 1.1%
Grupo de Inversiones Suramericana SA	2,720	45,782
Czech Republic - 1.2%
CEZ AS	1,882	48,562
India - 15.4%
Dr. Reddy's Laboratories, Ltd.	890	45,770
Hindustan Unilever, Ltd.	3,762	45,301
Infosys, Ltd. ADR	1,792	56,376
ITC, Ltd.	8,932	52,172
Mahindra & Mahindra, Ltd.	2,434	47,600
NTPC, Ltd.	21,156	48,263
Reliance Industries, Ltd.	3,274	46,222
Sun Pharmaceutical Industries, Ltd.	4,172	54,630
Tata Consultancy Services, Ltd.	1,444	58,523
Tata Motors, Ltd. ADR	1,304	55,133
Wipro, Ltd.	5,138	45,192
Zee Entertainment Enterprises, Ltd.	10,342	62,382

Total India		617,564
Indonesia - 3.9%
PT Astra International Tbk	74,786	44,836
PT Telekomunikasi Indonesia Persero Tbk ADR	1,252	56,628
PT Unilever Indonesia Tbk	20,959	54,661

Total Indonesia		156,125
Malaysia - 4.7%
Genting Bhd	17,000	43,126
Genting Malaysia Bhd	38,600	44,931
Sime Darby Bhd	16,800	44,156
Tenaga Nasional Bhd	13,900	54,861

Total Malaysia		187,074
Mexico - 10.8%
Alfa, SAB de CV Class A*	16,239	36,291
America Movil SAB de CV Series L ADR	2,216	49,151
Cemex SAB de CV Series CPO*	41,309	42,150
Fibra Uno Administracion SA de CV	15,850	46,755
Fomento Economico Mexicano SAB de CV ADR*	518	45,599
Grupo Aeroportuario del Sureste SAB de CV Class B*	3,985	52,731
Grupo Mexico SAB de CV Series B	13,500	39,219
Grupo Televisa SAB ADR*	1,028	35,013
Kimberly-Clark de Mexico SAB de CV Class A	17,962	39,105
Wal-Mart de Mexico SAB de CV Series V	21,194	45,610

Total Mexico		431,624
Philippines - 3.9%
Ayala Land, Inc.	63,700	47,989
Jollibee Foods Corp.	12,110	58,205
SM Investments Corp.	2,690	49,010

Total Philippines		155,204
Poland - 2.1%
LPP SA	16	32,588
Powszechny Zaklad Ubezpieczen SA	388	53,088

Total Poland		85,676
Russia - 6.3%
Gazprom OAO ADR	7,448	34,633
Lukoil OAO ADR	802	31,920
Magnit PJSC GDR	861	39,089
MMC Norilsk Nickel OJSC ADR	3,032	43,115
Mobile TeleSystems OJSC ADR	4,350	31,233
Sberbank of Russia ADR	6,418	25,993
Uralkali PJSC GDR	3,932	46,358

Total Russia		252,341

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (continued)

EGShares Emerging Markets Core ETF

December 31, 2014 (Unaudited)

Investments	Shares	Value
South Africa - 15.6%
AngloGold Ashanti, Ltd. ADR*	3,226	$28,066
Aspen Pharmacare Holdings, Ltd.*	1,548	54,326
Bidvest Group, Ltd.	1,347	35,382
FirstRand, Ltd.	9,956	43,520
Life Healthcare Group Holdings, Ltd.	9,614	35,535
MTN Group, Ltd.	1,744	33,378
Naspers, Ltd. N Shares	395	51,732
Netcare, Ltd.	15,250	50,026
Remgro, Ltd.	1,832	40,221
Sanlam, Ltd.	6,978	42,222
Sasol, Ltd. ADR	1,132	42,982
Shoprite Holdings, Ltd.	2,591	37,680
Steinhoff International Holdings, Ltd.	7,474	38,375
Tiger Brands, Ltd.	1,437	45,718
Woolworths Holdings, Ltd.	7,200	47,984

Total South Africa		627,147
Thailand - 1.2%
BEC World PCL NVDR	32,000	49,605
Turkey - 2.5%
Arcelik AS	8,462	54,296
Haci Omer Sabanci Holding AS	10,510	45,632

Total Turkey		99,928
United Arab Emirates - 0.8%
Emaar Properties PJSC	16,000	31,625
TOTAL INVESTMENTS IN SECURITIES - 101.5%
(Cost: $4,159,348)		4,077,239
Liabilities in Excess of Other Assets - (1.5)%		(61,767)
Net Assets- 100.0%		$4,015,472

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)

EGShares Emerging Markets Core ETF

December 31, 2014 (Unaudited)

Summary by Sector	Value	% of Net Assets
Consumer Discretionary	$796,893	19.8%
Consumer Staples	597,115	14.9
Energy	211,406	5.3
Financials	729,193	18.2
Health Care	286,517	7.1
Industrials	378,968	9.4
Information Technology	338,314	8.4
Materials	250,998	6.2
Telecommunication Services	208,065	5.2
Utilities	279,770	7.0
Total Investments	4,077,239	101.5
Liabilities in Excess of Other Assets	(61,767)	(1.5)
Net Assets	$4,015,472	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Domestic Demand ETF

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 100.7%
Brazil - 10.7%
AMBEV SA ADR	229,713	$1,428,815
BRF SA ADR	33,401	779,913
Cia Energética de Minas Gerais ADR	56,942	283,001
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	8,547	314,786
Telefonica Brasil SA ADR	18,413	325,542

Total Brazil		3,132,057
Chile - 1.7%
Enersis SA ADR	31,359	502,685
China – 18.7%
Belle International Holdings, Ltd.	386,354	434,439
China Mengniu Dairy Co., Ltd.	76,987	317,683
China Mobile, Ltd.	124,489	1,452,801
China Resources Power Holdings Co., Ltd.	142,541	367,618
China Telecom Corp., Ltd. Class H	845,325	494,887
China Unicom Hong Kong, Ltd.	295,163	395,842
Ctrip.com International, Ltd. ADR*	9,683	440,577
Hengan International Group Co., Ltd.	40,480	423,078
Tingyi Cayman Islands Holding Corp.	99,503	227,367
Vipshop Holdings, Ltd. ADR*	21,791	425,796
Want Want China Holdings, Ltd.	360,940	475,677

Total China		5,455,765
Hong Kong – 0.7%
WH Group Ltd. 144A*	368,303	210,870
India - 11.2%
Bharti Airtel, Ltd.	79,160	442,310
Hindustan Unilever, Ltd.	36,465	439,099
ITC, Ltd.	99,433	580,790
Mahindra & Mahindra, Ltd.	23,690	463,291
Sun Pharmaceutical Industries, Ltd.	60,310	789,722
Tata Motors, Ltd. ADR	13,106	554,122

Total India		3,269,334
Indonesia - 7.0%
PT Astra International Tbk	1,565,153	938,334
PT Perusahaan Gas Negara Persero Tbk	823,580	398,989
PT Telekomunikasi Indonesia Persero Tbk ADR	15,791	714,227

Total Indonesia		2,051,550
Malaysia - 6.3%
Axiata Group Bhd	237,100	478,065
Genting Bhd	171,400	434,811
Tenaga Nasional Bhd	236,200	932,235

Total Malaysia		1,845,111
Mexico - 16.2%
America Movil SAB de CV Series L ADR	64,312	1,426,440
Coca-Cola Femsa SAB de CV ADR	2,598	224,779
El Puerto de Liverpool SAB de CV*	40,319	404,428
Fomento Economico Mexicano SAB de CV ADR*	10,848	954,949
Grupo Televisa SAB ADR*	34,383	1,171,085
Wal-Mart de Mexico SAB de CV Series V	254,038	546,691

Total Mexico		4,728,372
Philippines - 1.0%
Philippine Long Distance Telephone Co. ADR	4,608	291,640
Russia - 3.1%
Magnit PJSC GDR	14,413	654,350
Mobile TeleSystems OJSC ADR	32,880	236,079

Total Russia		890,429

South Africa - 20.5%
Aspen Pharmacare Holdings, Ltd.*	21,896	768,430
MTN Group, Ltd.	76,925	1,472,239
Naspers, Ltd. N Shares	12,127	1,588,232
Shoprite Holdings, Ltd.	18,698	271,918
Steinhoff International Holdings, Ltd.	161,421	828,820
Tiger Brands, Ltd.	9,645	306,856
Vodacom Group, Ltd.	32,160	357,023
Woolworths Holdings, Ltd.	57,225	381,376

Total South Africa		5,974,894
Thailand - 2.8%
Advanced Info Service PCL	67,500	514,970
CP ALL PCL NVDR	218,400	282,128

Total Thailand		797,098
Turkey - 0.8%
BIM Birlesik Magazalar AS	10,874	232,574
TOTAL INVESTMENTS IN SECURITIES - 100.7%
(Cost: $28,249,631)		29,382,379
Liabilities in Excess of Other Assets - (0.7)%		(191,169)
Net Assets - 100.0%		$29,191,210

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.

144A	Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid. At December 31, 2014, the net value of these securities was $210,870, representing 0.72% of net assets.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR PJSC	Non-Voting Depositary Receipts Private Joint Stock Company

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†(concluded)

EGShares Emerging Markets Domestic Demand ETF

December 31, 2014 (Unaudited)

Summary by Sector	Value	% of Net Assets
Consumer Discretionary	$8,065,310	27.6%
Consumer Staples	8,672,324	29.7
Health Care	1,558,152	5.4
Telecommunication Services	8,602,065	29.5
Utilities	2,484,528	8.5
Total Investments	29,382,379	100.7
Liabilities in Excess of Other Assets	(191,169)	(0.7)
Net Assets	$29,191,210	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Consumer ETF

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 100.1%
Consumer Goods - 80.4%
Apollo Tyres, Ltd.	251,115	$887,938
Arvind, Ltd.	128,735	577,368
Bajaj Auto, Ltd.	28,320	1,091,322
Bata India, Ltd.	26,731	553,422
Bombay Dyeing & Manufacturing Co., Ltd.	118,891	126,194
Bosch, Ltd.	5,822	1,794,819
Dabur India, Ltd.	303,194	1,122,763
Emami, Ltd.	54,003	673,214
Exide Industries, Ltd.	402,145	1,132,740
Godrej Consumer Products, Ltd.	69,746	1,074,877
Hero MotoCorp, Ltd.	26,734	1,315,746
Hindustan Unilever, Ltd.	93,120	1,121,320
Marico, Ltd.	233,970	1,205,201
Motherson Sumi Systems, Ltd.	228,315	1,654,784
MRF, Ltd.	2,753	1,653,765
Nestle India, Ltd.	10,240	1,035,777
Radico Khaitan, Ltd.	71,947	99,219
Raymond, Ltd.	31,522	251,512
Shree Renuka Sugars, Ltd.*	367,557	89,091
Tata Global Beverages, Ltd.	339,800	812,592
TVS Motor Co., Ltd.	180,815	768,977
United Breweries, Ltd.	65,234	863,345
United Spirits, Ltd.*	22,283	982,662

Total Consumer Goods		20,888,648
Consumer Services - 5.1%
Cox & Kings, Ltd.	46,494	217,619
Dish TV India, Ltd.*	243,858	260,769
Sun TV Network, Ltd.	85,773	517,716
TV18 Broadcast, Ltd.*	645,453	313,409

Total Consumer Services		1,309,513
Industrials - 14.6%
Bharat Forge, Ltd.	107,968	1,615,180
Mahindra & Mahindra, Ltd.	58,256	1,139,279
Tata Motors, Ltd.	133,524	1,048,245

Total Industrials		3,802,704
TOTAL INVESTMENTS IN SECURITIES - 100.1%

(Cost: $23,055,577)		26,000,865
Liabilities in Excess of Other Assets - (0.1)%		(13,813)
Net Assets - 100.0%		$25,987,052

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Infrastructure ETF

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 100.1%
Basic Materials - 11.5%
NMDC, Ltd.	811,848	$1,864,913
Sesa Sterlite, Ltd.	478,674	1,626,608
Tata Steel, Ltd.	252,503	1,597,682

Total Basic Materials		5,089,203
Consumer Goods - 8.7%
Aditya Birla Nuvo, Ltd.	61,845	1,654,964
Cummins India, Ltd.	157,315	2,178,697

Total Consumer Goods		3,833,661
Consumer Services - 1.0%
Dish TV India, Ltd.*	408,003	436,298
Financials - 1.1%
Unitech, Ltd.*	1,767,059	464,702
Industrials - 39.4%
ABB India, Ltd.	59,785	1,220,183
Adani Ports and Special Economic Zone, Ltd.	508,913	2,572,279
Ambuja Cements, Ltd.	665,122	2,411,393
Bharat Heavy Electricals, Ltd.	661,110	2,778,081
Engineers India, Ltd.	119,653	436,644
Havells India, Ltd.	230,165	1,004,015
IRB Infrastructure Developers, Ltd.	176,991	740,097
Jaiprakash Associates, Ltd.*	1,274,806	506,913
Mahindra & Mahindra, Ltd.	103,164	2,017,518
Siemens, Ltd.	101,148	1,453,625
Tata Motors, Ltd.	283,151	2,222,908

Total Industrials		17,363,656
Oil & Gas - 5.0%
GAIL India, Ltd.	309,606	2,181,675
Telecommunications - 15.2%
Bharti Airtel, Ltd.	378,707	2,116,043
Bharti Infratel, Ltd.	341,971	1,825,182
Idea Cellular, Ltd.	911,570	2,221,070
Tata Communications, Ltd.	79,657	556,454

Total Telecommunications		6,718,749
Utilities - 18.2%
CESC, Ltd.	62,638	665,304
GMR Infrastructure, Ltd.	1,356,621	368,586
NHPC, Ltd.	2,813,973	840,325
NTPC, Ltd.	985,778	2,248,834
Reliance Infrastructure, Ltd.	148,902	1,207,894
Reliance Power, Ltd.*	763,339	746,741
Tata Power Co., Ltd.	1,504,469	1,957,972

Total Utilities		8,035,656
TOTAL INVESTMENTS IN SECURITIES - 100.1%
(Cost: $42,412,428)		44,123,600
Liabilities in Excess of Other Assets - (0.1)%		(38,520)
Net Assets - 100.0%		$44,085,080

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Small Cap ETF

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 100.3%
Basic Materials - 0.0%**
Nagarjuna Fertilizers & Chemicals, Ltd.*#§	582,385	$9,226
Consumer Goods - 23.1%
Apollo Tyres, Ltd.	205,262	725,803
Arvind, Ltd.	108,831	488,099
Bata India, Ltd.	22,850	473,073
Ceat, Ltd.	11,675	159,147
Cummins India, Ltd.	103,590	1,434,645
Delta Corp., Ltd.	101,538	146,060
Exide Industries, Ltd.	346,815	976,889
MRF, Ltd.	2,330	1,399,663
Shree Renuka Sugars, Ltd.*	323,277	78,358
Tata Global Beverages, Ltd.	298,049	712,749

Total Consumer Goods		6,594,486
Consumer Services - 1.5%
Dish TV India, Ltd.*	208,509	222,969
Jet Airways India, Ltd.*	35,962	219,057

Total Consumer Services		442,026
Financials - 33.5%
Allahabad Bank	152,917	321,714
Andhra Bank	148,510	222,568
Bank of India	155,819	744,999
Canara Bank	107,932	767,224
Dena Bank, Ltd.	112,112	109,674
Federal Bank, Ltd.	631,252	1,517,065
Housing Development & Infrastructure, Ltd.*	194,765	210,432
IFCI, Ltd.	529,851	317,713
Indiabulls Real Estate, Ltd.	149,171	162,824
Karnataka Bank, Ltd. (The)	137,056	317,657
L&T Finance Holdings, Ltd.	239,279	256,631
LIC Housing Finance, Ltd.	225,088	1,554,729
Oriental Bank of Commerce	92,711	498,713
Reliance Capital, Ltd.	80,865	633,879
SKS Microfinance, Ltd.*	58,705	384,190
Syndicate Bank	160,303	334,078
UCO Bank	158,261	211,608
Union Bank of India	189,791	719,806
Unitech, Ltd.*	1,019,986	268,236

Total Financials		9,553,740
Health Care - 2.5%
Biocon, Ltd.	60,403	407,216
Wockhardt, Ltd.	18,294	292,759

Total Health Care		699,975
Industrials - 20.5%
Ashok Leyland, Ltd.*	959,857	781,602
Bharat Forge, Ltd.	93,887	1,404,531
Century Textiles & Industries, Ltd.	40,171	333,631
Crompton Greaves, Ltd.	269,348	802,422
Escorts, Ltd.	52,919	107,770
Havells India, Ltd.	175,094	763,787
IRB Infrastructure Developers, Ltd.	94,017	393,137
Jaiprakash Associates, Ltd.*	921,847	366,563
Sintex Industries, Ltd.	139,890	212,530
Voltas, Ltd.	177,073	680,268

Total Industrials		5,846,241
Oil & Gas - 4.2%
Aban Offshore, Ltd.	15,925	126,547
Hindustan Petroleum Corp., Ltd.	125,019	1,084,267

Total Oil & Gas		1,210,814
Technology - 5.2%
Hexaware Technologies, Ltd.	87,165	275,763
Mindtree, Ltd.	53,487	1,087,323
Tata Elxsi, Ltd.	11,852	112,009

Total Technology		1,475,095
Telecommunications - 1.2%
Tata Communications, Ltd.	48,533	339,033
Utilities - 8.6%
Adani Power, Ltd.*	555,815	390,077
BF Utilities, Ltd.*	9,443	96,438
GMR Infrastructure, Ltd.	838,184	227,729
Petronet LNG, Ltd.	282,815	934,391
Reliance Infrastructure, Ltd.	99,313	805,628

Total Utilities		2,454,263
TOTAL INVESTMENTS IN SECURITIES - 100.3%
(Cost: $22,747,925)		28,624,899
Liabilities in Excess of Other Assets - (0.3)%		(92,369)
Net Assets - 100.0%		$28,532,530

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
**	Less than 0.05%.
*	Non-income producing security.
#	Fair valued security.
§	Illiquid.

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Low Volatility Emerging Markets Dividend ETF

December 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 100.5%
Brazil - 9.6%
Fleury SA	204,280	$1,251,102
Iochpe-Maxion SA	139,794	641,595
Multiplus SA	93,228	1,122,299

Total Brazil		3,014,996
Chile - 6.7%
Aguas Andinas SA Class A	2,000,604	1,158,165
Entel Chile SA	93,745	941,791

Total Chile		2,099,956
China - 13.6%
Agile Property Holdings, Ltd.	1,538,217	874,748
Bank of China, Ltd. Class H	2,415,059	1,360,930
China Power International Development, Ltd.	2,101,242	1,064,867
Shenzhen Investment, Ltd.	3,318,714	954,336

Total China		4,254,881
Colombia - 2.9%
Ecopetrol SA ADR	52,082	891,644
Czech Republic - 7.2%
CEZ AS	45,045	1,162,312
O2 Czech Republic AS	105,308	1,071,287

Total Czech Republic		2,233,599
Hungary - 3.1%
MOL Hungarian Oil and Gas PLC	21,843	966,421
Indonesia - 6.4%
PT Indo Tambangraya Megah Tbk	669,641	831,306
PT Matahari Putra Prima Tbk	4,791,568	1,179,998

Total Indonesia		2,011,304
Malaysia - 12.6%
Alliance Financial Group Bhd	666,100	895,373
Hap Seng Consolidated Bhd	777,900	1,041,205
Malayan Banking Bhd	331,600	869,662
Maxis Bhd	577,600	1,131,577

Total Malaysia		3,937,817
Mexico - 8.8%
Grupo Aeroportuario del Centro Norte SAB de CV*	353,632	1,627,358
Grupo Aeroportuario del Sureste SAB de CV Class B*	84,987	1,124,569

Total Mexico		2,751,927
Pakistan - 3.8%
United Bank, Ltd.	682,480	1,199,712
Philippines - 3.2%
Philippine Long Distance Telephone Co.	15,420	1,001,744
Poland - 4.8%
Energa SA	141,136	915,079
Orange Polska SA	253,373	593,486

Total Poland		1,508,565
Thailand - 13.5%
Advanced Info Service PCL NVDR	178,100	1,358,757
BTS Group Holdings PCL NVDR	4,181,200	1,226,401
Kiatnakin Bank PCL NVDR	741,100	889,770
PTT Global Chemical PCL NVDR	479,300	746,630

Total Thailand		4,221,558
United Arab Emirates - 4.3%
Air Arabia PJSC	3,322,112	1,356,702
TOTAL INVESTMENTS IN SECURITIES - 100.5%
(Cost: $34,846,515)		31,450,826
Liabilities in Excess of Other Assets - (0.5)%		(144,239)
Net Assets - 100.0%		$31,306,587

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.

ADR	American Depositary Receipts
NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)

EGShares Low Volatility Emerging Markets Dividend ETF

December 31, 2014 (Unaudited)

		% of
Summary by Sector	Value	Net Assets
Consumer Discretionary	$1,122,299	3.6%
Consumer Staples	1,179,998	3.8
Energy	2,689,371	8.6
Financials	7,044,531	22.5
Health Care	1,251,102	4.0
Industrials	7,017,830	22.4
Materials	746,630	2.4
Telecommunication Services	6,098,642	19.5
Utilities	4,300,423	13.7
Total Investments	31,450,826	100.5
Liabilities in Excess of Other Assets	(144,239)	(0.5)
Net Assets	$31,306,587	100.0%

See Notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

The subcategories within this schedule of investments depict country of risk consistent with other funds in the fund family and may not depict the same countries disclosed in certain marketing materials.

FEDERAL INCOME TAX MATTERS

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Funds	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
EGShares Beyond BRICs ETF	$315,039,748	$7,435,984	$(31,737,604)	$(24,301,620)
EGShares Blue Chip ETF	8,008,323	231,999	(946,341)	(714,342)
EGShares Brazil Infrastructure ETF	24,779,651	876,768	(7,382,498)	(6,505,730)
EGShares Emerging Markets Consumer ETF	1,201,068,736	122,765,522	(155,308,147)	(32,542,625)
EGShares Emerging Markets Core ETF	4,163,711	483,359	(569,831)	(86,472)
EGShares Emerging Markets Domestic Demand ETF	28,572,369	2,463,604	(1,653,594)	810,010
EGShares India Consumer ETF	23,063,699	3,065,580	(128,414)	2,937,166
EGShares India Infrastructure ETF	48,600,158	5,141,515	(9,618,073)	(4,476,558)
EGShares India Small Cap ETF	23,000,204	7,381,228	(1,756,533)	5,624,695
EGShares Low Volatility Emering Markets Dividend ETF	34,932,631	1,166,511	(4,648,316)	(3,481,805)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the ETFs’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the ETFs’ most recent annual report.

FAIR VALUE MEASUREMENT

Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the ETFs’ investments. These inputs are summarized in three broad levels as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the ETFs’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The ETFs have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) are required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of December 31, 2014 in valuing the ETFs:

	EGShares Beyond BRICs ETF*	EGShares Blue Chip*	EGShares Brazil Infrastructure ETF**	EGShares Emerging Markets Consumer ETF*	EGShares Emerging Markets Core ETF*
Assets
Level 1
Common Stocks	$290,738,128	$7,293,981	$18,273,921	$1,168,526,111	$4,077,239
Rights		-	-	-	-
Level 2
Convertible Bond		-	-	-	-
Preferred Stock	-	-	-	-	-
Rights	-	-	-	-	-
Total	$290,738,128	$7,293,981	$18,273,921	$1,168,526,111	$4,077,239

	EGShares Emerging Markets Domestic Demand ETF*	EGShares India Consumer ETF**	EGShares India Infrastructure ETF**	EGShares India Small Cap ETF**	EGShares Low Volatility Emerging Markets Dividend ETF*
Assets
Level 1
Common Stocks	$29,382,379	$26,000,865	$44,123,600	$28,615,673	$31,450,826
Level 2
Corporate Bonds	-	-	-	-	-
Government	-	-	-	-	-
Preferred Stock	-	-	-	-	-
Warrants	-	-	-	-	-
Level 3
Common Stocks	-	-	-	9,226	-
Total	$29,382,379	$26,000,865	$44,123,600	$28,624,899	$31,450,826

* Please refer to the schedule/consolidated schedule of investments to view securities segregated by country.

** Please refer to the schedule/consolidated schedule of investments to view securities segregated by industry type.

During the period ended December 31, 2014, there were no transfers between Level 1and Level 2. Reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining the fair value during the period ended December 31, 2014:

India Small Cap ETF
Common Stocks
Chemicals
Balance as of March 31, 2014	$9,752
Realized gain (loss)	-
Change in unrealized appreciation	(526)
Purchases	-
Sales	-
Transfers into Level 3[1]	-
Transfers out of Level 3[2]	-
Balance as of December 31, 2014	$9,226
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2014 is:	$(526)

1 Transfers into Level 3 are as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

2 Transfers out of Level 3 are as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

To estimate fair value, the Trust’s Valuation Committee (the “Committee”) followed procedures established by the Board. The significant inputs for the valuation methodology for the EGShares India Small Cap ETF, after consideration of quantitative and fundamental factors, was an illiquidity discount.

Each Fund values its investments at fair value pursuant to procedures adopted by the Board if (1) market quotations are insufficient or not readily available or (2) Emerging Global Advisors, LLC (“EGA”) believes that the values available are unreliable. The Committee performs certain functions as they relate to the administration and oversight of the Funds’ valuation procedures. Under these procedures, the Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

In determining fair valuations, inputs may include market-based analytics, which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Discounts may be applied based on the nature or duration of any restrictions on the disposition of the investments. The Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The following is a summary of the significant unobservable inputs used as of December 31, 2014 in valuing Level 3 securities:

Value of
EGShares				Unobservable
India Small Cap ETF	Fair Value	Valuation Technique	Unobservable Input	Inputs
Investments in Securities
Common Stocks
India	$9,226	Adjustment to market	Illiquidity	88.4%
Basic Materials		based on duration of	Discount
fair value event
and illiquidity discount

Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. A significant increase (decrease) in the comparable benchmark may result in a corresponding increase (decrease) in fair value. A significant increase (decrease) in the illiquidity discount may result in a corresponding decrease (increase) in fair value.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EGA Emerging Global Shares Trust

By (Signature and Title)*	/s/ Robert C. Holderith
Robert C. Holderith, President
(principal executive officer)

Date	February 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert C. Holderith
Robert C. Holderith, President
(principal executive officer)

Date	February 12, 2015

By (Signature and Title)*	/s/ Susan M. Ciccarone
Susan M. Ciccarone, Chief Financial Officer
(principal financial officer)

Date	February 12, 2015

* Print the name and title of each signing officer under his or her signature.